Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Cash Flow Disclosures) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 17, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Cash Flows [Abstract]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			$ 137	$ 158	$ 525	$ 439	$ 489
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets			8	5	5	13	10
Additions to fixed assets			(51)	(63)	(135)	(111)	(83)
Acquisitions of subsidiaries, net of cash acquired			(29)	(4)	(33)	(10)	(21)
Acquisition of investments in associates					0	(2)	(1)
Payments to acquire other investments			(2)	(4)	(7)	(5)	(1)
Additions to intangible assets			1	0	(2)	0	0
Proceeds from sale of continuing operations, net of cash disposed					0	0	2
Proceeds from sale of discontinued operations, net of cash disposed					0	14	0
Net cash (used in) provided by continuing investing activities			(75)	(66)	(172)	(101)	(94)
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility			2	50	0	(90)	90
Senior notes issued	800	800			0	794	0
Debt issuance costs					0	(12)	0
Proceeds from Issuance of Long-term Debt						300
Proceeds from issue of other debt			2	50	1	0	0
Repayments of debt			(8)	(9)	(15)	(911)	(209)
Make-whole on repurchase and redemption of senior notes					0	(158)	0
Repurchase of shares			0	(56)	(100)	0	0
Proceeds from issue of shares			62	23	53	60	36
Excess tax benefits from share-based payment arrangements			1	1	2	5	2
Proceeds from Noncontrolling Interests			0	3	3	0	0
Amounts owed by/to Group undertakings			0	0	0	0	0
Dividends paid			(95)	(93)	(185)	(180)	(176)
Proceeds from sale of noncontrolling interests				3	3
Acquisition of noncontrolling interests			(4)	(29)	(39)	(9)	(10)
Dividends paid to noncontrolling interests			(8)	(10)	(11)	(13)	(26)
Net cash provided by (used in) financing activities			(50)	(120)	(291)	(214)	(293)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			12	(28)	62	124	102
Effect of exchange rate changes on cash and cash equivalents			(9)	(1)	2	(4)	(7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR			500	436	436	316	221
CASH AND CASH EQUIVALENTS, END OF YEAR			503	407	500	436	316
Willis Group Holdings
Consolidated Statements of Cash Flows [Abstract]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			(26)	(25)	(42)	(41)	(9)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets			0	0	0	0	0
Additions to fixed assets			0	0	0	0	0
Acquisitions of subsidiaries, net of cash acquired			0	0	0	0	0
Acquisition of investments in associates					0	0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from sale of continuing operations, net of cash disposed					0		0
Proceeds from sale of discontinued operations, net of cash disposed						0
Net cash (used in) provided by continuing investing activities			0	0	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility			0	0		0	0
Senior notes issued						794
Debt issuance costs						(7)
Proceeds from Issuance of Long-term Debt						0
Proceeds from issue of other debt			0	0	0	0
Repayments of debt			0	0	0	0	0
Make-whole on repurchase and redemption of senior notes						0
Repurchase of shares				(56)	(100)	(100)
Proceeds from issue of shares			62	23	53	60	36
Excess tax benefits from share-based payment arrangements			1	0	0	0	0
Proceeds from Noncontrolling Interests
Amounts owed by/to Group undertakings			58	151	275	(626)	106
Dividends paid			(95)	(93)	(185)	(180)	(133)
Proceeds from sale of noncontrolling interests				0	0
Acquisition of noncontrolling interests			0	0	0	0	0
Dividends paid to noncontrolling interests			0	0	0	0	0
Net cash provided by (used in) financing activities			26	25	43	41	9
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			0	0	1	0	0
Effect of exchange rate changes on cash and cash equivalents			0	0	0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR			1	0	0	0	0
CASH AND CASH EQUIVALENTS, END OF YEAR			1	0	1	0	0
The Other Guarantors
Consolidated Statements of Cash Flows [Abstract]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			41	59	780	184	1,170
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets			0	0	0	0	0
Additions to fixed assets			(1)	(5)	(7)	(4)	0
Acquisitions of subsidiaries, net of cash acquired			0	0	0	0	0
Acquisition of investments in associates						0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from sale of continuing operations, net of cash disposed					0		0
Proceeds from sale of discontinued operations, net of cash disposed						0
Net cash (used in) provided by continuing investing activities			(1)	(5)	(7)	(4)	0
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility			0	50		0	0
Senior notes issued						0
Debt issuance costs						(5)
Proceeds from Issuance of Long-term Debt						300
Proceeds from issue of other debt					1
Repayments of debt			(8)	(5)	(15)	(500)	0
Make-whole on repurchase and redemption of senior notes						(158)
Repurchase of shares				0	0
Proceeds from issue of shares			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0		0	0	0
Proceeds from Noncontrolling Interests
Amounts owed by/to Group undertakings			(27)	(99)	(759)	187	(317)
Dividends paid			0	0	0	0	(849)
Proceeds from sale of noncontrolling interests					0
Acquisition of noncontrolling interests			0	0	0	(4)	(4)
Dividends paid to noncontrolling interests			0	0	0	0	0
Net cash provided by (used in) financing activities			(35)	(54)	(773)	(180)	(1,170)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			5	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents			0	0	0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR			0	0	0	0	0
CASH AND CASH EQUIVALENTS, END OF YEAR			5	0	0	0	0
The Issuer
Consolidated Statements of Cash Flows [Abstract]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			(25)	35	69	88	83
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets			2	0	0	0	0
Additions to fixed assets			(8)	(7)	(19)	(21)	(7)
Acquisitions of subsidiaries, net of cash acquired			0	0	0	0	0
Acquisition of investments in associates						0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from sale of continuing operations, net of cash disposed					0		0
Proceeds from sale of discontinued operations, net of cash disposed						0
Net cash (used in) provided by continuing investing activities			(6)	(7)	(19)	(21)	(7)
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility			0	0		(90)	90
Senior notes issued						0
Debt issuance costs						0
Proceeds from Issuance of Long-term Debt						0
Proceeds from issue of other debt					0
Repayments of debt			0	0	0	(411)	(200)
Make-whole on repurchase and redemption of senior notes						0
Repurchase of shares				0	0
Proceeds from issue of shares			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0		0	0	0
Proceeds from Noncontrolling Interests
Amounts owed by/to Group undertakings			31	(191)	(213)	521	6
Dividends paid			0	0	0	0	0
Proceeds from sale of noncontrolling interests					0
Acquisition of noncontrolling interests			0	0	0	0	0
Dividends paid to noncontrolling interests			0	0	0	0	0
Net cash provided by (used in) financing activities			31	(191)	(213)	20	(104)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			0	(163)	(163)	87	(28)
Effect of exchange rate changes on cash and cash equivalents			0	0	0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR			0	163	163	76	104
CASH AND CASH EQUIVALENTS, END OF YEAR			0	0	0	163	76
Other
Consolidated Statements of Cash Flows [Abstract]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			147	142	431	1,269	1,572
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets			6	5	5	13	10
Additions to fixed assets			(42)	(51)	(109)	(86)	(76)
Acquisitions of subsidiaries, net of cash acquired			(29)	(4)	(33)	(10)	(21)
Acquisition of investments in associates					0	(2)	(1)
Payments to acquire other investments			(2)	(4)	(7)	(5)	(1)
Additions to intangible assets			1		(2)
Proceeds from sale of continuing operations, net of cash disposed					0		2
Proceeds from sale of discontinued operations, net of cash disposed						14
Net cash (used in) provided by continuing investing activities			(68)	(54)	(146)	(76)	(87)
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility			2	0		0	0
Senior notes issued						0
Debt issuance costs						0
Proceeds from Issuance of Long-term Debt						0
Proceeds from issue of other debt			2	0	0	0
Repayments of debt			0	(4)	0	0	(9)
Make-whole on repurchase and redemption of senior notes						0
Repurchase of shares				0	0
Proceeds from issue of shares			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0	1	2	5	2
Proceeds from Noncontrolling Interests				3
Amounts owed by/to Group undertakings			(62)	139	697	(82)	205
Dividends paid			0	(53)	(713)	(1,061)	(1,521)
Proceeds from sale of noncontrolling interests				3	3
Acquisition of noncontrolling interests			(4)	(29)	(39)	(5)	(6)
Dividends paid to noncontrolling interests			(8)	(10)	(11)	(13)	(26)
Net cash provided by (used in) financing activities			(72)	47	(61)	(1,156)	(1,355)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			7	135	224	37	130
Effect of exchange rate changes on cash and cash equivalents			(9)	(1)	2	(4)	(7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR			499	273	273	240	117
CASH AND CASH EQUIVALENTS, END OF YEAR			497	407	499	273	240
Consolidating adjustments
Consolidated Statements of Cash Flows [Abstract]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES			0	(53)	(713)	(1,061)	(2,327)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets			0	0	0	0	0
Additions to fixed assets			0	0		0	0
Acquisitions of subsidiaries, net of cash acquired			0	0	0	0	0
Acquisition of investments in associates						0	0
Payments to acquire other investments			0	0	0	0	0
Additions to intangible assets			0		0
Proceeds from sale of continuing operations, net of cash disposed					0		0
Proceeds from sale of discontinued operations, net of cash disposed						0
Net cash (used in) provided by continuing investing activities			0	0	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility			0	0		0	0
Senior notes issued						0
Debt issuance costs						0
Proceeds from Issuance of Long-term Debt						0
Proceeds from issue of other debt					0
Repayments of debt			0	0	0	0	0
Make-whole on repurchase and redemption of senior notes						0
Repurchase of shares				0	0
Proceeds from issue of shares			0	0	0	0	0
Excess tax benefits from share-based payment arrangements			0		0	0	0
Proceeds from Noncontrolling Interests
Amounts owed by/to Group undertakings			0	0	0	0	0
Dividends paid			0	53	713	1,061	2,327
Proceeds from sale of noncontrolling interests					0
Acquisition of noncontrolling interests			0	0	0	0	0
Dividends paid to noncontrolling interests			0	0	0	0	0
Net cash provided by (used in) financing activities			0	53	713	1,061	2,327
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			0	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents			0	0	0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR			0	0	0	0	0
CASH AND CASH EQUIVALENTS, END OF YEAR			$ 0	$ 0	$ 0	$ 0	$ 0